Inventories (Tables)	6 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of inventories

	31 December 2025	30 June 2025	31 December 2024
	$ million	$ million	$ million
Raw materials and consumables	591	604	622
Work in progress	142	131	132
Maturing inventories	8,670	8,677	7,799
Finished goods and goods for resale	1,153	1,246	1,146
	10,556	10,658	9,699